Borrowings - Schedule of Reconciliation of Liabilities from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Reconciliation of Liabilities from Financing Activities [Line Items]
Beginning balance		$ 299,503		$ 287,066
Payment cash flows		(141,317)		(143,947)
New liabilities		166,267	[1]	132,988	[2]
Other changes		(17,740)	[3]	23,396	[4]
Ending balance		306,713		299,503
Syndicated Term Loans [Member]
Schedule of Reconciliation of Liabilities from Financing Activities [Line Items]
Beginning balance		64,275		38,626
Payment cash flows		(877)		(4,043)
New liabilities			[1]	5,556	[2]
Other changes		(8,458)	[3]	24,136	[4]
Ending balance		54,940		64,275
Other Term Loan [Member]
Schedule of Reconciliation of Liabilities from Financing Activities [Line Items]
Beginning balance		80,717		96,851
Payment cash flows		(96,246)		(112,880)
New liabilities		82,882	[1]	102,677	[2]
Other changes		(4,001)	[3]	(5,931)	[4]
Ending balance		63,352		80,717
Lease Liabilities [Member]
Schedule of Reconciliation of Liabilities from Financing Activities [Line Items]
Beginning balance		35,247		34,192
Payment cash flows		(5,697)		(5,992)
New liabilities		3,849	[1]	2,574	[2]
Other changes		(3,081)	[3]	4,473	[4]
Ending balance		30,318		35,247
Factoring Obligations [Member]
Schedule of Reconciliation of Liabilities from Financing Activities [Line Items]
Beginning balance		4,111		2,317
Payment cash flows		(34,456)		(20,607)
New liabilities		35,566	[1]	21,702	[2]
Other changes		(944)	[3]	699	[4]
Ending balance		4,277		4,111
Bank Overdrafts [Member]
Schedule of Reconciliation of Liabilities from Financing Activities [Line Items]
Beginning balance		153		80
Payment cash flows		(4,041)		(425)
New liabilities		3,970	[1]	479	[2]
Other changes		(3)	[3]	19	[4]
Ending balance		79		153
Notes [Member]
Schedule of Reconciliation of Liabilities from Financing Activities [Line Items]
Beginning balance		115,000		115,000
Payment cash flows
New liabilities			[1]		[2]
Other changes			[3]		[4]
Ending balance		115,000		$ 115,000
Secured Convertible Notes [Member]
Schedule of Reconciliation of Liabilities from Financing Activities [Line Items]
Beginning balance
Payment cash flows
New liabilities	[1]	40,000
Other changes	[3]	(1,253)
Ending balance		$ 38,747

[1]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $40,739 and new lease liabilities for $3,849.
[2]	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $47,161 and new lease liabilities for $2,574.
[3]	Other changes mainly include foreign currency exchange differences of $16,488 and cost amortization of $70.
[4]	Other changes include foreign currency exchange differences, cost amortization of $98 and the novation of debt of $13,707 between the Other term loan and the Syndicated term loan.